Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 960	$ 784
Allowance for current expected credit losses	(20)	(3)
Total accounts receivable, net	$ 940	$ 781